Walden SMID Cap Fund
Walden SMID Cap Fund
The Boston Trust & Walden Funds One Beacon Street Boston, MA 02108 Walden SMID Cap Fund (WASMX) Supplement dated September 16, 2016 to the Prospectus dated August 1, 2016
Walden SMID Cap Fund: the performance table appearing on page 18 of the Prospectus is restated as follows:
Average Annual Total Returns (as of December 31, 2015)
Average Annual Returns - Walden SMID Cap Fund	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Walden SMID Cap Fund	(2.45%)	11.28%	Jun. 28, 2012
After Taxes on Distributions | Walden SMID Cap Fund	(3.97%)	10.18%
After Taxes on Distributions and Sale of Fund Shares | Walden SMID Cap Fund	(0.12%)	8.68%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	(2.90%)	14.18%	Jun. 28, 2012

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements such as a 401(k) plan or individual retirement account.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated August 1, 2016 with respect to the Walden Midcap Fund and Walden SMID Cap Fund.  These documents provide information that you should know about the Funds before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Funds toll-free at 1-(800) 282-8782, ext. 7050.

Please retain this supplement for future reference.